PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Value-added taxes refundable	$ 26,514	$ 27,225
Advances to staff	1,664	996
Other current assets	14,144	12,115
Prepaid expenses and other current assets	$ 42,322	$ 40,336